Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000088731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	8.93%	12.58%	12.38%
C000027656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	11.91%	12.72%	12.02%
C000027659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000088731
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%	13.86%	13.15%
Without Sales Load [Member] | C000027654
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%	13.56%	12.87%
Without Sales Load [Member] | C000027656
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%	12.72%	12.02%
Without Sales Load [Member] | C000027659
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%	13.89%	13.19%
Without Sales Load [Member] | C000135447
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	13.92%	13.24%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%